Investment Strategy - AAM Todd International Intrinsic Value ETF	Jul. 24, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded Fund (“ETF”) that seeks to achieve its investment objective by primarily investing in equity securities, including American Depositary Receipts (“ADRs”), of internationally domiciled companies, including in ex-U.S. developed markets and emerging markets, that trade on a U.S. securities exchange.
Todd Asset Management LLC (“Todd”), the Fund’s investment sub-adviser, selects securities for the Fund utilizing a “bottom-up” internal screening process designed to identify securities that, in Todd’s opinion, trade at discounts to the true or “intrinsic value” of a company. Todd begins with an investment universe of approximately 800 securities that have a market cap greater than $1 billion. Todd may acquire securities for the Fund’s portfolio with market cap of less than $1 billion. Todd evaluates each company for potential investment based on valuation, fundamental strength (i.e. strong and rising earnings), technical strength, and strong price-to-intrinsic value (“P/IV”) ratios. P/IV ratios are calculated by Todd by dividing a security’s current market price by Todd’s assessment of a security’s underlying value, based on both tangible and intangible factors.
Todd then ranks the securities following the P/IV screening using a proprietary Multi-Factor Ranking Model that assigns each security a composite ranking score that reflects, in a single number, all of the factors Todd believes are most critical to identifying a stock's true future potential. The Multi-Factor Ranking Model prioritizes securities with strong P/IV and price to earnings ratios along with securities that demonstrate positive earnings revisions and earnings momentum. While a security must have an attractive P/IV ratio to be considered for the Fund’s portfolio, Todd evaluates each security to ensure that it meets Todd’s assessment of potential upside, quality, and diversification across sectors and geographic regions prior to investment.
The Fund’s holdings may represent multiple geographic regions and sectors that will vary at different points in time. Todd anticipates the Fund will have significant exposure to companies in Europe and Japan at the time of inception. The Fund’s investment strategy also may result in a substantial focus in the financial and industrial sectors at the time of inception.
Todd generally sells a security for the Fund when, in Todd’s opinion, the fundamentals of the company are perceived to have weakened, if Todd becomes concerned about the integrity of a company’s accounting, or if Todd believes that a company is no longer attractive compared to its intrinsic value relative to other available equity investments.